Spartan®

Arizona Municipal

Income Fund

and

Fidelity®
Arizona Municipal
Money Market Fund

(formerly Spartan Arizona
Municipal Money Market Fund)

Semiannual Report

February 28, 2002

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Spartan Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity investors were still in search of solid footing after the first two months of 2002. High profile benchmarks such as the NASDAQ Composite® Index and Standard & Poor's 500SM Index were down year to date, but the blue chips' Dow Jones Industrial AverageSM posted a modest single-digit gain. Meanwhile, municipal bonds and mortgage-backed securities were the early performance leaders among the investment-grade fixed-income markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Arizona Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Spartan® Arizona Municipal Income	1.92%	6.57%	32.55%	62.41%
LB Arizona 4 Plus Year Enhanced Municipal Bond	2.21%	7.08%	35.54%	n/a*
Arizona Municipal Debt Funds Average	1.45%	6.05%	28.48%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Arizona 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Arizona investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Arizona municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 43 mutual funds. These benchmarks will include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2002	Past 1 year	Past 5 years	Life of fund
Spartan Arizona Municipal Income	6.57%	5.80%	6.78%
LB Arizona 4 Plus Year Enhanced Municipal Bond	7.08%	6.27%	n/a*
Arizona Municipal Debt Funds Average	6.05%	5.13%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan Arizona Municipal Income Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan® Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. As the chart shows, by February 28, 2002, the value of the investment would have grown to $16,528 - a 65.28% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market-value oriented index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $16,946 - a 69.46% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended February 28,	Years ended August 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	1.97%	4.65%	4.85%	4.13%	4.55%	4.80%
Capital returns	-0.05%	5.05%	1.84%	-3.75%	2.61%	3.36%
Total returns	1.92%	9.70%	6.69%	0.38%	7.16%	8.16%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended February 28, 2002	Past 1 month	Past 6 months	Past 1 Year
Dividends per share	3.34¢	21.72¢	45.31¢
Annualized dividend rate	3.89%	3.92%	4.08%
30-day annualized yield	3.28%	-	-
30-day annualized tax-equivalent yield	5.31%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.18 over the past one month, $11.17 over the past six months and $11.10 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.28% combined effective federal and state income tax bracket. The tax-equivalent yield also reflects that a portion of the fund's income was subject to state taxes, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan Arizona Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

Although the municipal bond market registered three months of gains and three months of losses in the six-month period ending February 28, 2002, the positives outweighed the negatives, as the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 1.99% overall during the past six months. Municipal bonds struggled at the outset of the period in September, when the terrorist attacks on the World Trade Center and the Pentagon induced a frantic investor charge to the security of Treasury bonds. After bouncing back in October, munis declined again in November and December. This time, the culprit was renewed enthusiasm for riskier, higher-yielding assets such as equities, which rebounded strongly in the final two months of 2001 on the heels of some promising outlooks concerning the dormant U.S. economy. However, confidence about the real strength of any economic rebound grew shaky in the early stages of 2002, and municipal bonds responded with their best month of the period in January, followed by another strong gain in February as investors sought out tax-free income amid uncertainty in the stock market. Through the first two months of the new year, the Lehman Brothers Municipal Bond Index was up 2.96%, nearly a full percentage point higher than its six-month return.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Arizona Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the six-month period ending February 28, 2002, the fund had a total return of 1.92%. To get a sense of how the fund did relative to its competitors, the Arizona municipal debt funds average returned 1.45% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 2.21%. For the 12-month period that ended February 28, 2002, the fund returned 6.57%. During the same one-year period, the Arizona municipal debt funds average returned 6.05% and the Lehman Brothers index returned 7.08%.

Q. What helped the fund outpace its Lipper peer average during the past six months?

A. The fund benefited from my focus on securities that offered better value relative to other bonds based on maturity, credit quality and structure criteria. Throughout the period, for example, I often took advantage of market aberrations to buy bonds of a selected maturity within a given maturity range that I felt were cheap relative to others in that same range. In doing so, I anticipated selling them as their prices moved back into alignment with other municipal securities. Generally speaking, these trades were a plus for performance.

Semiannual Report

Spartan Arizona Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. How did your choices regarding credit quality affect performance?

A. Maintaining a defensive stance regarding credit quality also was a plus during the past six months. By defensive, I'm referring to my focus on high-quality bonds. By the end of the period, I had increased the fund's already high credit quality, with over 92% of its investments in bonds rated A or higher by Moody's Investors Service or Standard & Poor's®. In addition, approximately half of the fund's investments were insured, meaning their principal and interest payments - but not their prices - are guaranteed by a municipal bond insurer. I chose to emphasize high-quality bonds because I didn't feel that lower-quality bonds offered enough additional yield for their added risk and heightened susceptibility to an economic slowdown.

Q. Were there any sectors that performed particularly well during the year?

A. Health care bonds performed quite well as operating performance improved, competitive pressures eased a bit and the regulatory environment turned a bit more favorable. Careful security selection in the health care sector also helped the fund's performance, because there were plenty of hospitals and other health care facilities that performed poorly due to the still-intense competitive environment. I emphasized those facilities that dominated their service area and had the ability to translate competitive advantages into higher prices. Bonds issued by colleges and universities also performed well. Generally speaking, the state's higher-education entities were supported by favorable demographic trends as the college-age population expanded and laid-off workers went back to school.

Q. Were there any disappointments?

A. There was one frustrating aspect of the Arizona municipal market during the past year. Even though the supply of municipals issued in the state rose considerably from the previous year, what was issued wasn't always in keeping with my overall strategies or priced attractively. For example, the majority of what was issued came at par, or face value, which typically is very attractive to individual investors. I tend to avoid par bonds; they're often priced higher than other bonds and, more importantly, their potential appreciation can result in negative tax implications. Given that backdrop, I occasionally sought out Puerto Rico bonds. As a territory of the United States, Puerto Rico issues bonds that are free from taxes in all 50 states. Furthermore, they were in abundant supply at various points in the year, which allowed me to purchase them at attractive prices.

Q. What's your outlook for the Arizona municipal bond market?

A. For many Arizona municipal bond issuers, the current economic climate is likely to result in continued declining tax receipts and expanding costs - such as stepped up security spending in the wake of the events of September 11 and increased unemployment benefits. So I'll continue to proceed with a great deal of caution in choosing investments for the fund, continuing my focus on high-quality, economically resilient segments of the market.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income exempt from federal income tax and Arizona personal income tax

Fund number: 434

Trading symbol: FSAZX

Start date: October 11, 1994

Size: as of February 28, 2002, more than $56 million

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on trends in credit quality:

"The economic slump and the tragic events of September 11 have forced many issuers across Arizona to confront the dual challenges of declining revenues and increased spending. Arizona's economy - one of the fastest-growing in the United States in 2000 - was one of the fastest declining by the end of 2001. The state's jobless rate has risen substantially in response to a slowdown in many of its major industries - high technology, tourism, contracting and manufacturing. After years of enhancing services and building up budget reserves, many Arizona municipalities and other issuers are being confronted with the difficult choice of where to make up for revenue shortfalls and rising expenditures. The severity of these challenges will be dictated by how individual issuers respond to them as well as the strength of the economy. These developments serve to highlight how important it is for an investor to ascertain an issuer's ability to weather the storm. Fidelity's credit research team pays very close attention to a variety of considerations including: the cyclicality of an issuer's revenues - that is, how sensitive those revenues are to an economic slowdown; the size of available reserves and how much flexibility the issuer has to draw on them to close budgetary gaps; and how actively the issuer is scaling back spending in response to reduced revenues."

Semiannual Report

Spartan Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of February 28, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.5	30.0
Special Tax	22.4	30.7
Electric Utilities	10.5	12.8
Health Care	9.2	8.5
Water & Sewer	9.1	6.1
Average Years to Maturity as of February 28, 2002
		6 months ago
Years	10.9	10.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2002
6 months ago
Years	6.6	6.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of February 28, 2002	As of August 31, 2001
Aaa 52.4%	Aaa 53.1%
Aa, A 39.9%	Aa, A 37.0%
Baa 6.3%	Baa 4.6%
Not Rated 0.5%	Not Rated 0.6%
Short-term Investments 0.9%	Short-term Investments 4.7%

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan Arizona Municipal Income Fund

Investments February 28, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 101.4%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - 95.3%
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series A, 6.25% 11/15/29	A3	$ 1,000,000	$ 1,036,950
(Saint Lukes Health Sys. Proj.) 7.25% 11/1/14 (Pre-Refunded to 11/1/03 @ 102) (e)	Aaa	315,000	344,245
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/09	Aa2	1,160,000	1,247,789
Arizona School Facilities Board Rev. 5.25% 7/1/04	Aaa	415,000	443,585
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (d)	A2	500,000	518,245
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l. Area Road Fund Prog.):
Series A, 6.5% 7/1/04 (AMBAC Insured)	Aaa	100,000	109,512
Series B, 6% 7/1/05 (AMBAC Insured)	Aaa	150,000	165,521
Arizona Trans. Board Hwy. Rev. 5.75% 7/1/19	Aa1	670,000	712,713
Arizona Univ. Rev. 6% 7/1/06	A1	1,000,000	1,111,740
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5.375% 10/1/11	Aaa	2,000,000	2,212,672
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.) Series A:
5.5% 11/1/09	A1	1,000,000	1,103,020
5.5% 11/1/10	A1	375,000	413,876
Chandler Gen. Oblig.:
6.25% 7/1/10	Aa2	500,000	573,195
6.5% 7/1/10 (MBIA Insured)	Aaa	200,000	236,076
6.5% 7/1/11 (MBIA Insured)	Aaa	225,000	267,343
Chandler Wtr. & Swr. Rev. 5.5% 7/1/15 (MBIA Insured)	Aaa	1,000,000	1,048,230
Cochise County Unified School District #68 (Sierra Vista Proj.) Series B, 9% 7/1/02 (FGIC Insured)	Aaa	200,000	204,814
Glendale Indl. Dev. Auth. Edl. Facilities Rev. (American Graduate School Int'l. Proj.) 6.55% 7/1/06 (AMBAC Insured) (Pre-Refunded to 7/1/05 @ 101) (e)	AAA	150,000	169,598
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 6.125% 4/1/18	Baa1	300,000	302,574
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.):
Series 1998 A, 5% 7/1/16	Baa2	730,000	663,753
Series A, 5% 7/1/03	Baa2	500,000	510,430
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	AA	$ 1,000,000	$ 991,030
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 1994 B, 3.3%, tender 11/1/02, LOC J.P. Morgan Chase Bank (c)	BBB	1,500,000	1,500,000
Maricopa County School District #1 Phoenix Elementary Second Series, 0% 7/1/05 (MBIA Insured)	Aaa	500,000	452,755
Maricopa County School District #14 Creighton 6.5% 7/1/04 (FGIC Insured)	Aaa	200,000	219,024
Maricopa County School District #28 Kyrene Elementary Series C:
0% 7/1/07 (FGIC Insured)	Aaa	955,000	787,808
0% 1/1/10 (FGIC Insured)	Aaa	1,525,000	1,092,236
Maricopa County School District #3 Temple Elementary 0% 7/1/08 (AMBAC Insured)	Aaa	500,000	392,505
Maricopa County School District #4 Mesa Univ. 5.25% 7/1/04 (FSA Insured)	Aaa	300,000	320,103
Maricopa County Unified School District #41 Gilbert 0% 1/1/06 (FGIC Insured)	Aaa	1,000,000	882,070
Maricopa County Unified School District #69 Paradise Valley 5.25% 7/1/14 (FGIC Insured) (b)	Aaa	1,000,000	1,080,850
Maricopa County Unified School District #80 Chandler 6.6% 7/1/06 (FGIC Insured)	Aaa	400,000	456,748
Mesa Gen. Oblig. 5.7% 7/1/03 (FGIC Insured)	Aaa	250,000	263,013
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A, 5.375% 1/1/14 (MBIA Insured)	Aaa	500,000	533,535
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	Aaa	500,000	594,095
Mohave County Indl. Dev. Auth. Indl. Dev. Rev. (North Star Steel Co. Proj.) Series B, 5.5% 12/1/20 (d)	A+	250,000	247,333
Navajo County Poll. Cont. Corp. Rev. (Pub. Svc. Co. Proj.) Series A, 5.875% 8/15/28	A3	200,000	201,632
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (d)	Aaa	810,000	881,037
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev.:
5% 7/1/03 (d)	Aa2	500,000	518,665
5.25% 7/1/09 (d)	Aa2	400,000	425,888
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	Aa2	$ 560,000	$ 572,264
5.5% 7/1/11	Aa2	200,000	219,312
5.75% 7/1/15	Aa2	675,000	735,980
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	Aaa	340,000	383,374
5.75% 7/1/12 (FGIC Insured)	Aaa	1,250,000	1,402,400
5.75% 7/1/14 (FGIC Insured)	Aaa	1,000,000	1,107,730
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 6% 7/1/19 (FGIC Insured) (Pre-Refunded to 7/1/10 @ 101) (e)	Aaa	1,500,000	1,738,605
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	Aaa	1,000,000	1,083,850
5.45% 7/1/19 (Pre-Refunded to 7/1/04 @ 102) (e)	Aa3	500,000	546,320
6.375% 7/1/05	Aa3	400,000	445,448
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	Aa1	1,485,000	1,707,275
Series A, 7.5% 7/1/08	Aa1	510,000	618,967
7.5% 7/1/04	Aa1	1,190,000	1,329,385
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	Aaa	250,000	258,445
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	Aaa	200,000	214,170
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	Aaa	250,000	311,693
Pima County Unified School District #10 Amphitheater Series E, 6.5% 7/1/05	A3	500,000	554,985
Pima County Unified School District #12 Sunnyside 5% 7/1/11 (FSA Insured)	Aaa	855,000	917,116
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. 5.25% 1/1/18	Aa2	1,000,000	1,039,750
Scottsdale Gen. Oblig. 5.5% 7/1/09	Aaa	100,000	110,512
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	A3	1,000,000	998,190
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/07 (b)	Aa1	1,500,000	1,625,880
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	Aa1	150,000	175,890
Tempe Gen. Oblig. Series 2001 A, 6% 7/1/10	Aa1	600,000	685,272
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Tempe Union High School District #213:
(1994 Proj.) Series B, 7% 7/1/03 (FGIC Insured)	Aaa	$ 400,000	$ 427,588
7% 7/1/08 (FGIC Insured)	Aaa	310,000	369,102
Tucson Gen. Oblig.:
Series 2002, 5% 7/1/12 (b)	Aa2	1,365,000	1,442,191
Series A, 6% 7/1/13	Aa2	800,000	924,512
6.75% 7/1/03 (FGIC Insured)	Aaa	200,000	213,144
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	Aaa	1,015,000	1,280,585
Series 1994 C, 7% 7/1/11 (FGIC Insured)	Aaa	500,000	613,355
Series A, 7% 7/1/11 (MBIA Insured)	Aaa	300,000	368,013
6% 7/1/10 (MBIA Insured)	Aaa	400,000	458,072
Tucson Wtr. Rev. Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	Aaa	200,000	232,212
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (AMBAC Insured)	Aaa	500,000	525,595
Univ. of Arizona Univ. Rev.:
5.25% 6/1/11 (FSA Insured) (b)	Aaa	1,000,000	1,091,210
5.25% 6/1/13 (FSA Insured)	Aaa	500,000	525,930
6.375% 6/1/05	A1	400,000	412,840
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (e)	-	265,000	291,407
Yuma Muni. Property Corp. Rev. 5% 7/1/13 (AMBAC Insured)	Aaa	750,000	787,028
			53,981,805
Puerto Rico - 6.1%
Puerto Rico Commonwealth Gen. Oblig. 5.5% 7/1/11 (FGIC Insured) (b)	Aaa	1,000,000	1,123,570
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series W, 5.5% 7/1/17	Baa1	100,000	102,873
Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	500,000	525,735
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series 2000 C, 6% 7/1/29	Baa1	500,000	547,800
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	Aaa	$ 500,000	$ 525,965
Series A, 5.5% 10/1/32 (Escrowed to Maturity) (e)	Aaa	575,000	607,574
			3,433,517
TOTAL MUNICIPAL BONDS (Cost $54,945,659)			57,415,322
Municipal Notes - 0.9%

Arizona - 0.9%
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. (Citizens Communications Co. Proj.) 2.9% tender 3/6/02, CP mode (d) (Cost $500,000)	500,000	499,995
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $55,445,659)		57,915,317
NET OTHER ASSETS - (2.3)%		(1,276,011)
NET ASSETS - 100%		$ 56,639,306
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	89.9%	AAA, AA, A	84.7%
Baa	3.7%	BBB	6.9%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.5%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	34.5%
Special Tax	22.4
Electric Utilities	10.5
Health Care	9.2
Water & Sewer	9.1
Escrowed/Pre-Refunded	7.5
Education	5.4
Others* (individually less than 5%)	1.4
100.0%
*Includes net other assets

Purchases and sales of securities, other than short-term securities, aggregated $11,839,225 and $6,901,201, respectively.
Income Tax Information

At February 28, 2002, the aggregate cost of investment securities for income tax purposes was $55,407,291. Net unrealized appreciation aggregated $2,508,026, of which $2,512,516 related to appreciated investment securities and $4,490 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $55,445,659) - See accompanying schedule		$ 57,915,317
Cash		4,315,817
Receivable for fund shares sold		186,000
Interest receivable		509,428
Other receivables		9,319
Total assets		62,935,881
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,225,264
Distributions payable	45,680
Accrued management fee	25,631
Total liabilities		6,296,575
Net Assets		$ 56,639,306
Net Assets consist of:
Paid in capital		$ 54,044,067
Undistributed net investment income		5,825
Accumulated undistributed net realized gain (loss) on investments		119,756
Net unrealized appreciation (depreciation) on investments		2,469,658
Net Assets, for 5,036,918 shares outstanding		$ 56,639,306
Net Asset Value, offering price and redemption price per share ($56,639,306 ÷ 5,036,918 shares)		$ 11.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2002 (Unaudited)
Investment Income
Interest		$ 1,166,291
Expenses
Management fee	$ 147,831
Non-interested trustees' compensation	91
Total expenses before reductions	147,922
Expense reductions	(27,854)	120,068
Net investment income (loss)		1,046,223
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		155,752
Change in net unrealized appreciation (depreciation) on investment securities		(144,414)
Net gain (loss)		11,338
Net increase (decrease) in net assets resulting from operations		$ 1,057,561

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2002 (Unaudited)	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,046,223	$ 1,796,574
Net realized gain (loss)	155,752	142,868
Change in net unrealized appreciation (depreciation)	(144,414)	1,988,384
Net increase (decrease) in net assets resulting from operations	1,057,561	3,927,826
Distributions to shareholders from net investment income	(1,040,231)	(1,800,929)
Distributions to shareholders from net realized gain	(69,551)	(3,458)
Total distributions	(1,109,782)	(1,804,387)
Share transactions Net proceeds from sales of shares	9,520,809	20,187,018
Reinvestment of distributions	807,791	1,269,285
Cost of shares redeemed	(4,353,867)	(7,092,859)
Net increase (decrease) in net assets resulting from share transactions	5,974,733	14,363,444
Redemption fees	825	7,635
Total increase (decrease) in net assets	5,923,337	16,494,518
Net Assets
Beginning of period	50,715,969	34,221,451
End of period (including undistributed net investment income of $5,825 and undistributed net investment income of $3,646, respectively)	$ 56,639,306	$ 50,715,969
Other Information Shares
Sold	851,340	1,843,285
Issued in reinvestment of distributions	72,331	115,926
Redeemed	(391,416)	(646,735)
Net increase (decrease)	532,255	1,312,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights	Six months ended February 28, 2002	Years ended August 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.260	$ 10.720	$ 10.530	$ 10.980	$ 10.740	$ 10.460
Income from Investment Operations
Net investment income (loss)	.218 D, F	.472 D	.486 D	.458	.473	.483
Net realized and unrealized gain (loss)	(.006) F	.542	.189	(.412)	.279	.351
Total from investment operations	.212	1.014	.675	.046	.752	.834
Distributions from net investment income	(.217)	(.475)	(.485)	(.458)	(.473)	(.484)
Distributions from net realized gain	(.015)	(.001)	(.001)	(.016)	(.040)	(.070)
Distributions in excess of net realized gain	-	-	(.003)	(.024)	-	-
Total distributions	(.232)	(.476)	(.489)	(.498)	(.513)	(.554)
Redemption fees added to paid in capital	.000 D	.002 D	.004 D	.002	.001	.000
Net asset value, end of period	$ 11.240	$ 11.260	$ 10.720	$ 10.530	$ 10.980	$ 10.740
Total Return B, C	1.92%	9.70%	6.69%	0.38%	7.16%	8.16%
Ratios to Average Net Assets E
Expenses before expense reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.45% A	.41%	.48%	.54%	.54%	.53%
Net investment income (loss)	3.93% A, F	4.32%	4.67%	4.21%	4.35%	4.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,639	$ 50,716	$ 34,221	$ 29,642	$ 24,606	$ 19,766
Portfolio turnover rate	26% A	24%	37%	12%	25%	27%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.001 and decrease net realized and unrealized gain (loss) per share by $.001. Without this change the ratio of net investment income to average net assets would have been 3.91%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Fidelity Arizona Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's former $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® AZ Municipal Money Market	0.73%	2.13%	16.45%	26.71%
All Tax-Free Money Market Funds Average	0.64%	1.92%	15.16%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 521 money market funds.

Average Annual Total Returns

Periods ended February 28, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity AZ Municipal Money Market	2.13%	3.09%	3.25%
All Tax-Free Money Market Funds Average	1.92%	2.86%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Performance - continued

Yields

	2/25/02	12/3/01	9/3/01	5/28/01	2/26/01

Fidelity Arizona Municipal Money Market	1.11%	1.40%	1.84%	2.81%	3.27%

All Tax-Free Money Market Funds Average	0.89%	1.28%	1.78%	2.59%	2.69%

Fidelity Arizona Municipal Money Market - Tax-equivalent	1.80%	2.27%	2.99%	4.57%	5.29%

Portion of fund's income subject to state taxes	1.94%	0.00%	3.33%	7.28%	1.03%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average tracked by iMoneyNet, Inc. Or, you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 38.28%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

3

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
Note to shareholders: Michael Marchese became Portfolio Manager of Fidelity Arizona Municipal Money Market Fund on October 1, 2001.

Q. Mike, what was the investment environment like during the six months that ended February 28, 2002?

A. The economy continued to weaken until the end of the period. The National Bureau of Economic Research announced in late November 2001 that the U.S. had been in a recession since March 2001. The slowdown was precipitated by a decline in industrial production, business spending, exports and consumer spending. Both businesses and consumers alike seemed to lose confidence in the economy as a result of large-scale layoffs and volatility in the stock markets. This confidence was shaken particularly by the terrorist acts of September 11, as well as the resulting uncertainty concerning possible additional attacks and the duration of the war on terrorism. The Federal Reserve Board was resolute in response, trying to stimulate the economy by aggressively lowering the rate banks charge each other for overnight loans - known as the fed funds target rate. The Fed lowered this rate four times during the period, bringing it to 1.75% by the end of 2001, its lowest level in 40 years. At its January 2002 meeting, the Fed left rates unchanged. Many in the market felt this decision signaled that the Fed had completed its most recent rate cutting program amid signs that the economy might be improving.

Q. How did this backdrop influence the municipal money markets?

A. First, rates in the municipal money markets fell significantly during the period, but not as much as expected on a tax-adjusted basis, leaving municipal yields at attractive levels relative to taxable securities. This attractiveness relative to taxable alternatives - along with investors' flight to quality regarding the future direction of the economy and the stock market - resulted in significant inflows into municipal money market funds. In addition, the weakening economy resulted in a deterioration of overall credit quality. In response, we became especially vigilant when choosing investments for the fund.

Q. What other strategies were pursued with the fund?

A. In periods of declining interest rates, we generally lengthen the average maturity of the fund in order to lock in yields before they fall. However, at certain points during the period, yields on longer-term fixed-rate notes were not as attractively valued as those offered by shorter-term alternatives. In addition, in September and December cash flows into and out of the municipal money market caused the yields carried by short-term variable rate notes to affect fund performance more significantly than the average maturity of the fund. Accordingly, we looked for opportunities along the yield curve that offered the best relative value, while taking advantage of the periodic cash-flow technicals - issues of supply and demand - to maximize fund performance.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2002, was 1.08%, compared to 1.87% six months ago. The more recent seven-day yield was the equivalent of a 1.75% taxable rate of return for Arizona investors in the 38.28% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through February 28, 2002, the fund's six-month total return was 0.73%, compared to 0.64% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. It appears that the Fed's aggressive easing policy during 2001 helped to stabilize business and consumer confidence in the U.S. economy. Historically, the Fed's first rate hike after a period of rate cuts generally occurs six to nine months after the last rate decrease. However, the market has already priced in fed rate increases sooner than that time frame. Although I believe that rates will rise, given low inflationary pressures I don't feel the Fed will act as quickly as the market is anticipating. Furthermore, there tends to be a lag between changes in the fed funds target rate and corresponding moves in municipal market yields. Accordingly, I anticipate maintaining a neutral stance with the portfolio, at the same time looking to position it to benefit from a rise in rates and to take advantage of opportunities unearthed by our credit research.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal income tax and Arizona personal income tax

Fund number: 433

Trading symbol: FSAXX

Start date: October 11, 1994

Size: as of February 28, 2002, more than $111 million

Manager: Michael Marchese, since October 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

3

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/02	% of fund's investments 8/31/01	% of fund's investments 2/28/01
0 - 30	75.3	83.8	79.4
31 - 90	4.0	0.0	0.0
91 - 180	17.5	2.1	17.5
181 - 397	3.2	14.1	3.1
Weighted Average Maturity
	2/28/02	8/31/01	2/28/01
Fidelity Arizona Municipal Money Market Fund	38 Days	45 Days	36 Days
All Tax-Free Money Market Funds Average *	38 Days	39 Days	38 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2002	As of August 31, 2001
Variable Rate Demand Notes (VRDNs) 63.0%	Variable Rate Demand Notes (VRDNs) 78.0%
Commercial Paper (including CP Mode) 3.6%	Commercial Paper (including CP Mode) 2.0%
Tender Bonds 1.6%	Tender Bonds 2.0%
Other Investments 25.4%	Other Investments 16.2%
Net Other Assets 6.4%	Net Other Assets 1.8%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 93.6%
	Principal Amount	Value (Note 1)
Arizona - 88.8%
Apache County Indl. Dev. Auth. (Imperial Components, Inc. Proj.) Series 1996, 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	$ 1,625,000	$ 1,625,000
Arizona Edl. Ln. Marketing Corp. Series 1990 A, 1.25% (MBIA Insured), VRDN (a)(d)	1,200,000	1,200,000
Arizona Health Facilities Auth. Rev.:
(Arizona Health Care Proj.) Series 2000 B, 1.25% (FSA Insured), VRDN (a)	2,000,000	2,000,000
(Blood Sys., Inc. Proj.) Series 1995, 1.3%, LOC Bank One, Arizona NA, VRDN (a)	800,000	800,000
Arizona School Facilities Board Rev.:
Bonds 4.5% 7/1/02	2,535,000	2,549,514
Participating VRDN Series MSDW 00 497, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	1,095,000	1,095,000
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Prog.):
Series 1998 A, 5% 7/1/02	1,500,000	1,512,316
Series A, 0% 7/1/02 (FGIC Insured)	1,700,000	1,684,234
Arizona Trans. Board Hwy. Rev. Participating VRDN Series MSDW 00 367, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	3,605,000	3,605,000
Central Arizona Wtr. Conservation District Contract Rev. Bonds:
Series 2001 B, 3.3% 5/1/02	1,100,000	1,102,000
Series A, 3.75% 11/1/02	2,500,000	2,525,171
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 1.4%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	3,250,000	3,250,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 2.6%, tender 3/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(d)	1,000,000	1,000,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 1.2%, LOC KBC Bank NV, VRDN (a)(d)	3,000,000	3,000,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 1.4%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	2,400,000	2,400,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	1,200,000	1,200,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) 2.25% tender 5/21/02, CP mode (d)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.: - continued
(Clayton Homes Proj.) Series 1998, 1.3%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Auth. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.3%, LOC Fannie Mae, VRDN (a)(d)	1,999,675	1,999,675
(Ranchwood Apt. Proj.) Series 2001 A, 1.25%, LOC Fannie Mae, VRDN (a)(d)	5,000,000	5,000,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A126, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(e)	2,400,000	2,400,000
Maricopa County School District #4 Mesa Univ. Bonds 0% 7/1/02 (FGIC Insured)	3,000,000	2,982,818
Navajo County Indl. Dev. Auth. Rev. (Citizens Communications Co. Proj.) Series 1997, 3.23%, VRDN (a)(d)	100,000	100,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series PA 405, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,920,000	1,920,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2001 B, 1.45% 6/20/02, LOC Dexia Cr. Local de France, CP	1,000,000	1,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 1.3%, LOC Gen. Elec. Cap. Corp., VRDN (a)	1,000,000	1,000,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 1.2%, LOC Bank One, Arizona NA, VRDN (a)	4,000,000	4,000,000
(Independent Newspaper, Inc. Proj.) Series 2000, 1.4%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)(d)	1,040,000	1,040,000
(Marlyn Nutraceuticals Proj.) 1.45%, LOC Bank One, Arizona NA, VRDN (a)(d)	1,000,000	1,000,000
(Plastican Proj.) Series 1997, 1.35%, LOC Fleet Bank NA, VRDN (a)(d)	3,655,000	3,655,000
(V.A.W. of America Proj.) Series 1997, 1.35%, LOC Bank of America NA, VRDN (a)(d)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series Merlots 01 A23, 1.35%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(e)(f)	840,000	840,000
Participating VRDN Series PT 1082, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	765,000	765,000
Pima County Gen. Oblig. Bonds 3.5% 7/1/02 (FSA Insured)	2,500,000	2,516,855
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 1.25% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	$ 3,855,000	$ 3,855,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(La Cholla Apt. Proj.) Series 1996, 1.3%, LOC J.P. Morgan Chase Bank, VRDN (a)	2,925,000	2,925,000
(River Point Proj.) Series 2001, 1.25%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,001
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.34% (Liquidity Facility Bank of New York NA) (a)(d)(e)	1,970,000	1,970,000
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Bonds:
Series 2001 A3, 3.45% 4/15/02 (d)	1,000,000	1,000,000
Series 2001 A5, 3.35% 4/15/02	1,000,000	1,000,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series MSDW 00 208, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	975,000	975,000
Series MSDW 00 274, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	3,000,000	3,000,000
Series B, 1.3% 3/5/02, CP	1,000,000	1,000,000
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2001, 3.5% 7/1/02	1,160,000	1,164,969
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Bonds (Trinity Plus Fdg. Co. LLC Proj.) 2.7% 7/15/02 (Trinity Plus Fdg. Co. LLC Guaranteed) (d)	1,100,000	1,100,000
Tucson Arpt. Auth. Spl. Facility Rev. (LearJet, Inc. Proj.) Series 1998 A, 1.35%, LOC Bank of America NA, VRDN (a)(d)	1,300,000	1,300,000
Tucson Wtr. Rev. Bonds Series A, 5% 7/1/02 (FGIC Insured)	2,610,000	2,636,412
Yavapai County Cmnty. College District Bonds 4.875% 7/1/02	1,100,000	1,107,847
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (Citizens Communications Co. Proj.) Series 1993, 2.9% tender 3/6/02, CP mode (d)	960,000	960,000
(Oxycal Lab. Proj.) Series 1999 A, 1.45%, LOC Bank One, Arizona NA, VRDN (a)(d)	1,000,000	1,000,000
Yuma County Indl. Dev. Auth. Rev. (Meadowcraft, Inc. Proj.) Series 1997, 1.35%, LOC Bank of America NA, VRDN (a)(d)	3,000,000	3,000,000
		98,761,812
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 4.8%
Fidelity Municipal Cash Central Fund, 1.32% (b)(c)	5,371,533	$ 5,371,533
TOTAL INVESTMENT PORTFOLIO - 93.6%		104,133,345
NET OTHER ASSETS - 6.4%		7,089,156
NET ASSETS - 100%		$ 111,222,501
Total Cost for Income Tax Purposes $ 104,133,345
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A23, 1.35%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina)	3/15/01	$ 840,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $840,000 or 0.8% of net assets.

Income Tax Information
At August 31, 2001, the fund had a capital loss carryforward of approximately $39,000 of which $34,000 and $5,000 will expire on August 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 104,133,345
Cash		4,950,035
Receivable for fund shares sold		2,484,422
Interest receivable		304,736
Other receivables		13,317
Total assets		111,885,855
Liabilities
Payable for fund shares redeemed	$ 619,009
Accrued management fee	44,345
Total liabilities		663,354
Net Assets		$ 111,222,501
Net Assets consist of:
Paid in capital		$ 111,215,548
Accumulated net realized gain (loss) on investments		3,855
Unrealized gain from accretion of discount		3,098
Net Assets, for 111,188,766 shares outstanding		$ 111,222,501
Net Asset Value, offering price and redemption price per share ($111,222,501 ÷ 111,188,766 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2002 (Unaudited)
Investment Income
Interest		$ 967,558
Expenses
Management fee	$ 254,772
Non-interested trustees' compensation	175
Total expenses before reductions	254,947
Expense reductions	(21,087)	233,860
Net investment income		733,698
Realized and Unrealized Gain (Loss) Net Realized Gain (Loss) on Investment securities		42,715
Increase (decrease) in net unrealized gain from accretion of discount		3,098
Net gain (loss)		45,813
Net increase in net assets resulting from operations		$ 779,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2002 (Unaudited)	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 733,698	$ 3,363,978
Net realized gain (loss)	42,715	38
Increase (decrease) in net unrealized gain from accretion of discount	3,098	-
Net increase (decrease) in net assets resulting from operations	779,511	3,364,016
Distributions to shareholders from net investment income	(733,698)	(3,363,978)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	49,883,800	85,549,799
Reinvestment of distributions	727,714	3,175,224
Cost of shares redeemed	(41,288,129)	(92,575,592)
Net increase (decrease) in net assets and shares resulting from share transactions	9,323,385	(3,850,569)
Total increase (decrease) in net assets	9,369,198	(3,850,531)
Net Assets
Beginning of period	101,853,303	105,703,834
End of period	$ 111,222,501	$ 101,853,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2002	Years ended August 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.007	.032	.034	.028	.034	.033
Distributions from net investment income	(.007)	(.032)	(.034)	(.028)	(.034)	(.033)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.73%	3.23%	3.50%	2.84%	3.41%	3.39%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.36%	.35%
Expenses net of all reductions	.46% A	.47%	.50%	.50%	.36%	.35%
Net investment income	1.45% A	3.19%	3.46%	2.79%	3.36%	3.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,223	$ 101,853	$ 105,704	$ 90,657	$ 94,523	$ 88,134

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former account closeout fee. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Fidelity® Arizona Municipal Money Market Fund (the money market fund) (formerly Spartan Arizona Municipal Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Arizona. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation.

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, investments in open-end investment companies are valued at their net asset value each business day. The following summarizes the security valuation policies of the funds.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Money Market Fund. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective September 1, 2001, the income fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $32,875 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on September 1, 2001.

The effect of this change during the period, was to increase net investment income by $5,493 and decrease net unrealized appreciation/depreciation by $5,493. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $57 for the period. Effective October 31, 2001, these fees were eliminated.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Arizona Municipal Money Market Fund	$ 24,232

5. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period these credits reduced expenses by the following amounts:

Spartan Arizona Municipal Income Fund	$ 27,854
Fidelity Arizona Municipal Money Market Fund	$ 21,087

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AZI/SPZ-SANN-0402 155585
1.700927.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Export and Multinational

Fund

Semiannual Report

February 28, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity investors were still in search of solid footing after the first two months of 2002. High profile benchmarks such as the NASDAQ Composite® Index and Standard & Poor's 500SM Index were down year to date, but the blue chips' Dow Jones Industrial AverageSM posted a modest single-digit gain. Meanwhile, municipal bonds and mortgage-backed securities were the early performance leaders among the investment-grade fixed-income markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended February 28, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Export and Multinational	-0.85%	-1.27%	111.52%	294.13%
S&P 500 ®	-1.67%	-9.51%	50.03%	176.52%
Growth Funds Average	-3.55%	-14.15%	40.09%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on October 4, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 872 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended February 28, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Export and Multinational	-1.27%	16.16%	20.34%
S&P 500	-9.51%	8.54%	14.72%
Growth Funds Average	-14.15%	6.52%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Export and Multinational Fund on October 4, 1994, when the fund started. As the chart shows, by February 28, 2002, the value of the investment would have grown to $39,413 - a 294.13% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $27,652 - a 176.52% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of February 28, 2002, the six months, one year, and five year cumulative total returns for the multi-cap core funds average were -2.97%, -10.11%, and 49.74%, respectively. The one year and five year average annual total returns were -10.11% and 7.95%, respectively. The six months, one year, and five year cumulative total returns for the multi-cap supergroup average were -3.65%, -11.99%, and 49.27%, respectively. The one year and five year average annual total returns were -11.99% and 7.90%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Calamity. Recovery. Uncertainty. Such was the volatile progression of U.S. equity markets during the six-month period ending February 28, 2002. Shortly after the period began, the tragic events of September 11 shut down all U.S. stock exchanges for four business days. When the markets reopened on September 17, the Federal Reserve Board announced a 0.50 percentage point reduction in key short-term interest rates, hoping in part to stem a nervous rush out of equities. Unfortunately, the Fed's efforts met with limited success initially. Money poured out of stocks, and benchmark averages reached their low point for the year on September 21. But a combination of factors soon converged that led to a stirring recovery in the final three months of 2001. Surprising signs of strength in the economy, a continuation of rate cuts by the Fed and attractive stock valuations propelled investors back into a buying mode, and most benchmarks posted double-digit gains for the fourth quarter. However, a fair amount of wariness about the direction of the economy crept back into the minds of market participants in the first two months of 2002, and stock prices trended slightly lower in response. For the overall six-month period, the large-cap weighted Standard & Poor's 500SM Index fell 1.67%, the blue-chip Dow Jones Industrial AverageSM gained 2.52%, and the tech-laden NASDAQ Composite® Index dropped 3.95%.

(Portfolio Manager photograph)
Note to shareholders: Tim Cohen became Portfolio Manager of Fidelity Export and Multinational Fund on February 13, 2002.

Q. How did the fund perform, Tim?

A. For the six months ending February 28, 2002, the fund had a total return of -0.85%, compared with -1.67% for the Standard & Poor's 500 Index and -3.55% for the Lipper Inc. growth funds average. For the 12 months ending February 28, 2002, the fund returned -1.27%, which also compared favorably with the -9.51% and -14.15% returns for the S&P 500 and the Lipper average, respectively.

Q. What helped the fund outperform the S&P 500 and the Lipper average during the six-month period?

A. The fund enjoyed particularly strong relative performance in the fourth quarter of 2001, when favorable stock selection and an overweighting in the technology sector were helpful. Following the sharp declines triggered by the September 11 terrorist attacks, technology stocks spearheaded a vigorous rally that carried through the end of 2001. Feeling that the post-attack selling was overdone, the previous manager added to the fund's core technology holdings - particularly Microsoft - which helped performance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did you make any significant changes since taking over the fund in mid-February?

A. I added property and casualty insurer American International Group (AIG) to the fund's top-10 holdings. In the wake of September 11, there was more demand for insurance of all types, enabling insurance providers to raise prices for various coverages. I liked AIG's leadership position and its experienced management team. Another addition to the fund's core holdings was Verizon, a regional Bell operating company serving primarily the Northeastern U.S. I liked Verizon for its history of stable earnings growth and the growth potential inherent in DSL, a high-speed Internet service utilizing existing phone lines. Moreover, Verizon was expected to gain market share in the long-distance telephone service market.

Q. How was the environment for export and multinational companies?

A. Only fair. Like the U.S., overseas economies were sluggish, although they were not as directly affected by the fallout from September 11. In addition, the dollar strengthened during the period, which made the conversion of foreign sales into U.S. dollars less favorable.

Q. Which stocks helped the fund's performance?

A. Microsoft, the fund's largest holding at the end of the period, was also one of its top contributors. The stock benefited from favorable product cycles for Microsoft's Windows operating system and Office software suite, as well as the introduction of its Xbox video game console near the end of 2001. Lockheed Martin also aided performance because of increasing investor interest in defense stocks as a result of September 11. In addition, the fund's performance benefited from two drug stocks, Pfizer and American Home Products, now known as Wyeth. Both companies offered a favorable combination of relatively stable earnings growth, solid product pipelines and less exposure than some rivals to competition from generic drugs.

Q. What about detractors?

A. Conglomerate Tyco International was the biggest detractor. The company's share price tumbled near the end of the period over concerns that it might suffer from some Enron-like accounting problems. However, I did not see any persuasive justification for these concerns, and the stock remained one of the fund's larger holdings at the end of the period. Another victim of investor uncertainty about its accounting practices was Computer Associates, which saw its share price roughly halved during the final month of the period. I trimmed our position in the stock. Drug distributor Cardinal Health did not experience nearly as big a decline as Tyco and Computer Associates, but it detracted significantly from performance because it was the fund's largest holding for most of the period. I thought the stock was fully valued and reduced the fund's exposure to it.

Q. What's your outlook, Tim?

A. Like many investors, I expect the Federal Reserve Board's significant reductions in interest rates to have some stimulative effect on the economy in 2002, especially in the latter half of the year. Accordingly, the fund holds a number of stocks that should benefit from improving economic conditions. However, the share prices of many technology companies reflect what I think are overly optimistic estimates for a rebound in corporate earnings. Given that, the fund has taken on a bias toward Old Economy cyclical stocks, which I believe have more reasonable valuations and should derive greater benefit from even a modest uptick in economic activity.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fund Facts

Goal: seeks long-term growth of capital by increasing the value of the fund's shares by investing mainly in securities and common stocks

Fund number: 332

Trading symbol: FEXPX

Start date: October 4, 1994

Size: as of February 28, 2002, more than $709 million

Manager: Timothy Cohen, since February 2002; VIP: Telecommunications & Utilities Growth Portfolio, 2001-2002; Fidelity Utilities Fund, 2000-2002; Fidelity Select Telecommunications Portfolio, 2000-2002; Fidelity Advisor Telecommunications & Utilities Growth Fund, 2000-2002; Fidelity Select Insurance Portfolio, 1999-2000; joined Fidelity in 1996

3

Tim Cohen on his reasons for favoring Old Economy cyclicals:

"When evaluating tech stocks, it's useful to remember that they are still feeling the aftereffects of a once-in-a-generation speculative bubble. Although technology share prices have fallen dramatically from their highs early in 2000, earnings have on average plunged by a comparable percentage, with the result that valuations are still relatively high in the sector. Additionally, tech companies generally haven't reduced manufacturing capacity as much as they should, in my opinion, because of management's expectations that demand will see a significant rebound in the near future. Many managers at those companies have been conditioned to have positive expectations because they have virtually no experience with a contracting or stagnant economy.

"On the other hand, managers at Old Economy cyclical companies - for example, those engaged in manufacturing industrial materials or equipment - work in mature industries that experience more frequent and pronounced downturns. They are generally aware that during slack periods they must cut capacity to the bone, meaning that any upturn in demand should have a more noticeable impact on earnings. Furthermore, these Old Economy stocks currently have much more reasonable valuations. The combination of better valuations and tighter control of capacity makes Old Economy cyclicals more attractive to me than tech stocks at this point in the economic cycle."

Semiannual Report

Investment Changes

Top Ten Stocks as of February 28, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.2	2.4
Pfizer, Inc.	3.8	4.8
American International Group, Inc.	3.2	1.7
AT&T Corp.	2.7	1.1
American Home Products Corp.	2.2	2.2
Johnson & Johnson	2.1	0.0
Verizon Communications, Inc.	2.0	0.0
Philip Morris Companies, Inc.	1.8	0.9
The Coca-Cola Co.	1.5	2.7
Lockheed Martin Corp.	1.5	1.3
	25.0
Top Five Market Sectors as of February 28, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	18.1	21.3
Financials	14.4	14.5
Consumer Discretionary	14.3	15.9
Information Technology	13.7	15.2
Industrials	13.2	11.2
Asset Allocation (% of fund's net assets)
As of February 28, 2002 *		As of August 31, 2001 **
	Stocks 98.3%		Stocks 97.9%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.5%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	1.6%	** Foreign investments	0.0%

Semiannual Report

Investments February 28, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.3%
Hotels, Restaurants & Leisure - 0.4%
Applebee's International, Inc.	10,400	$ 375,232
Brinker International, Inc. (a)	81,900	2,812,446
		3,187,678
Household Durables - 2.7%
Black & Decker Corp.	33,000	1,600,500
Centex Corp.	36,400	2,127,216
D.R. Horton, Inc.	6,800	271,320
Fleetwood Enterprises, Inc.	254,200	2,536,916
Furniture Brands International, Inc. (a)	54,500	2,079,175
KB Home	7,500	327,375
Maytag Corp.	17,900	714,747
Mohawk Industries, Inc. (a)	93,600	5,890,248
Whirlpool Corp.	50,900	3,822,590
		19,370,087
Media - 5.1%
AOL Time Warner, Inc. (a)	153,800	3,814,240
Clear Channel Communications, Inc. (a)	17,900	834,498
EchoStar Communications Corp. Class A (a)	12,900	336,948
Fox Entertainment Group, Inc. Class A (a)	100,000	2,230,000
Gemstar-TV Guide International, Inc. (a)	373,700	6,834,973
General Motors Corp. Class H (a)	150,700	2,222,825
Liberty Media Corp. Class A (a)	187,900	2,405,120
Omnicom Group, Inc.	85,500	7,997,670
Viacom, Inc. Class B (non-vtg.) (a)	199,400	9,282,070
		35,958,344
Multiline Retail - 3.5%
Big Lots, Inc.	235,000	2,961,000
Federated Department Stores, Inc. (a)	68,000	2,849,880
JCPenney Co., Inc.	54,800	1,070,792
Kohls Corp. (a)	64,400	4,357,948
Target Corp.	84,900	3,557,310
Wal-Mart Stores, Inc.	155,900	9,667,359
		24,464,289
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A (a)	25,600	681,984
American Eagle Outfitters, Inc. (a)	98,300	2,454,551
Bed Bath & Beyond, Inc. (a)	38,400	1,282,560
Best Buy Co., Inc. (a)	38,700	2,608,380
Gap, Inc.	156,600	1,874,502
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	32,900	$ 1,645,000
Lowe's Companies, Inc.	128,700	5,823,675
Sonic Automotive, Inc. Class A (a)	88,800	2,333,664
		18,704,316
TOTAL CONSUMER DISCRETIONARY		101,684,714
CONSUMER STAPLES - 7.5%
Beverages - 3.0%
Pepsi Bottling Group, Inc.	46,200	1,148,070
PepsiCo, Inc.	178,000	8,989,000
The Coca-Cola Co.	226,600	10,738,574
		20,875,644
Food & Drug Retailing - 0.8%
CVS Corp.	129,000	3,524,280
Rite Aid Corp. (a)	52,000	173,680
Sysco Corp.	62,800	1,856,996
Whole Foods Market, Inc. (a)	8,600	382,270
		5,937,226
Food Products - 0.5%
Kraft Foods, Inc. Class A	90,200	3,526,820
Personal Products - 0.9%
Avon Products, Inc.	78,000	4,031,820
Gillette Co.	74,200	2,536,898
		6,568,718
Tobacco - 2.3%
Philip Morris Companies, Inc.	249,700	13,149,202
RJ Reynolds Tobacco Holdings, Inc.	50,300	3,302,195
		16,451,397
TOTAL CONSUMER STAPLES		53,359,805
ENERGY - 5.6%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	63,400	2,238,654
BJ Services Co. (a)	36,400	1,206,660
ENSCO International, Inc.	164,700	4,194,909
National-Oilwell, Inc. (a)	75,700	1,582,887
Noble Drilling Corp. (a)	146,600	5,164,718
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	36,200	$ 2,107,202
Smith International, Inc. (a)	54,900	3,549,285
Weatherford International, Inc. (a)	127,200	5,863,920
		25,908,235
Oil & Gas - 1.9%
ChevronTexaco Corp.	100,300	8,469,332
Conoco, Inc.	133,800	3,700,908
Valero Energy Corp.	31,500	1,349,145
		13,519,385
TOTAL ENERGY		39,427,620
FINANCIALS - 14.2%
Banks - 2.3%
Bank of America Corp.	43,100	2,756,245
Bank One Corp.	132,400	4,745,216
Pacific Century Financial Corp.	42,900	1,086,228
Synovus Financial Corp.	89,900	2,634,070
Wachovia Corp.	146,100	4,854,903
		16,076,662
Diversified Financials - 5.6%
AMBAC Financial Group, Inc.	57,100	3,543,055
Charles Schwab Corp.	331,400	4,321,456
Fannie Mae	113,600	8,889,200
Freddie Mac	135,500	8,636,770
Merrill Lynch & Co., Inc.	105,300	5,049,135
Morgan Stanley Dean Witter & Co.	129,200	6,346,304
Stilwell Financial, Inc.	135,700	3,095,317
		39,881,237
Insurance - 6.3%
AFLAC, Inc.	35,100	902,070
Allstate Corp.	138,300	4,843,266
American International Group, Inc.	308,800	22,841,936
Cincinnati Financial Corp.	3,100	124,651
Hartford Financial Services Group, Inc.	62,500	4,187,500
HCC Insurance Holdings, Inc.	148,100	4,173,458
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
MBIA, Inc.	69,200	$ 4,044,740
MetLife, Inc.	115,000	3,666,200
		44,783,821
TOTAL FINANCIALS		100,741,720
HEALTH CARE - 18.1%
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	103,800	5,758,824
Biomet, Inc.	84,400	2,579,264
Boston Scientific Corp. (a)	126,200	2,821,832
St. Jude Medical, Inc. (a)	45,300	3,546,990
Stryker Corp.	34,500	2,121,750
Zimmer Holdings, Inc. (a)	59,200	2,116,992
		18,945,652
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	78,860	5,211,857
HealthSouth Corp. (a)	63,600	757,476
McKesson Corp.	182,200	6,422,550
Priority Healthcare Corp. Class B (a)	116,800	2,890,800
		15,282,683
Pharmaceuticals - 13.3%
Abbott Laboratories	154,800	8,753,940
Allergan, Inc.	61,200	3,968,208
American Home Products Corp.	244,300	15,525,265
Barr Laboratories, Inc. (a)	49,600	3,385,200
Bristol-Myers Squibb Co.	207,932	9,772,804
Elan Corp. PLC sponsored ADR (a)	212,000	2,989,200
Forest Laboratories, Inc. (a)	62,200	4,946,144
Johnson & Johnson	247,900	15,097,110
Mylan Laboratories, Inc.	38,000	1,154,440
Perrigo Co. (a)	79,200	886,248
Pfizer, Inc.	659,467	27,011,768
SICOR, Inc. (a)	38,800	620,800
		94,111,127
TOTAL HEALTH CARE		128,339,462
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 13.2%
Aerospace & Defense - 2.6%
Boeing Co.	56,300	$ 2,587,548
Lockheed Martin Corp.	186,300	10,509,183
Northrop Grumman Corp.	50,100	5,362,704
		18,459,435
Airlines - 0.2%
Northwest Airlines Corp. (a)	77,400	1,233,756
Building Products - 1.5%
American Standard Companies, Inc. (a)	60,800	3,970,240
Dal-Tile International, Inc. (a)	107,800	2,673,440
Masco Corp.	152,500	4,280,675
		10,924,355
Commercial Services & Supplies - 3.5%
Aramark Corp. Class B	67,100	1,717,760
Cendant Corp. (a)	140,300	2,442,623
Ceridian Corp. (a)	135,400	2,518,440
Cintas Corp.	14,200	628,918
Exult, Inc. (a)	19,312	211,660
First Data Corp.	31,600	2,576,032
Herman Miller, Inc.	25,700	597,782
Manpower, Inc.	204,900	6,870,297
MCSi, Inc. (a)	121,700	1,241,340
Paychex, Inc.	73,200	2,704,740
Viad Corp.	131,750	3,280,575
		24,790,167
Industrial Conglomerates - 1.3%
Tyco International Ltd.	323,400	9,410,940
Machinery - 3.0%
Albany International Corp. Class A	148,500	3,997,620
Danaher Corp.	41,200	2,769,876
Illinois Tool Works, Inc.	36,400	2,677,584
Ingersoll-Rand Co. Ltd. Class A	72,400	3,620,000
Kennametal, Inc.	59,000	2,279,760
Navistar International Corp.	64,700	2,751,044
Parker Hannifin Corp.	20,800	1,036,256
Quixote Corp.	28,700	517,461
SPX Corp. (a)	9,700	1,227,147
		20,876,748
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	97,800	2,838,156
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - continued
Canadian National Railway Co.	67,000	$ 3,376,345
Union Pacific Corp.	22,100	1,340,807
		7,555,308
TOTAL INDUSTRIALS		93,250,709
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 0.4%
Polycom, Inc. (a)	122,900	2,991,386
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. Class A (a)	69,300	2,923,074
Arrow Electronics, Inc. (a)	65,600	1,758,080
Avnet, Inc.	80,200	2,106,052
Mettler-Toledo International, Inc. (a)	32,100	1,555,245
Symbol Technologies, Inc.	453,400	3,912,842
		12,255,293
Internet Software & Services - 0.3%
InterCept, Inc. (a)	55,000	2,139,500
Semiconductor Equipment & Products - 6.5%
Advanced Micro Devices, Inc. (a)	205,000	2,767,500
Analog Devices, Inc. (a)	108,300	4,029,843
Applied Materials, Inc. (a)	92,000	3,999,240
Atmel Corp. (a)	150,100	1,085,223
Fairchild Semiconductor International, Inc. Class A (a)	56,200	1,447,150
Integrated Silicon Solution (a)	41,300	429,933
Intel Corp.	108,400	3,094,820
International Rectifier Corp. (a)	25,000	918,000
Intersil Corp. Class A (a)	118,000	3,273,320
KLA-Tencor Corp. (a)	70,000	4,053,700
Lattice Semiconductor Corp. (a)	44,700	767,946
LSI Logic Corp. (a)	200,200	3,000,998
Micron Technology, Inc. (a)	78,800	2,533,420
National Semiconductor Corp. (a)	168,200	4,230,230
NVIDIA Corp. (a)	129,200	6,590,492
Semtech Corp. (a)	46,200	1,394,316
Teradyne, Inc. (a)	78,700	2,637,237
		46,253,368
Software - 4.8%
Computer Associates International, Inc.	35,600	579,568
Compuware Corp. (a)	299,900	3,421,859
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp. (a)	507,400	$ 29,601,716
Vastera, Inc. (a)	6,700	87,837
		33,690,980
TOTAL INFORMATION TECHNOLOGY		97,330,527
MATERIALS - 2.3%
Chemicals - 0.6%
Georgia Gulf Corp.	1,600	38,416
IMC Global, Inc.	114,200	1,518,860
Lyondell Chemical Co.	84,800	1,325,424
Millennium Chemicals, Inc.	20,000	273,000
PolyOne Corp.	81,900	819,000
		3,974,700
Construction Materials - 0.1%
Lafarge North America, Inc.	22,800	942,552
Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	158,700	2,324,955
Phelps Dodge Corp.	109,100	4,135,981
Ryerson Tull, Inc.	181,459	1,943,426
Teck Cominco Ltd. Class B (sub. vtg.)	317,300	2,812,171
		11,216,533
TOTAL MATERIALS		16,133,785
TELECOMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 8.9%
AT&T Corp.	1,249,600	19,418,784
BellSouth Corp.	233,100	9,034,956
Broadwing, Inc. (a)	284,900	1,789,172
Citizens Communications Co.	205,800	1,874,838
Qwest Communications International, Inc.	802,400	6,980,880
SBC Communications, Inc.	263,400	9,967,056
Verizon Communications, Inc.	304,100	14,231,880
		63,297,566
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.5%
Electric Utilities - 0.4%
AES Corp. (a)	287,800	$ 1,485,048
FirstEnergy Corp.	31,200	1,141,920
		2,626,968
Water Utilities - 0.1%
American Water Works, Inc.	18,100	780,291
TOTAL UTILITIES		3,407,259
TOTAL COMMON STOCKS (Cost $663,932,973)		696,973,167
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Diversified Financials - 0.2%
AES Trust VII $3.00 (Cost $1,110,444)	100,100	1,332,131
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 1.83% (b)	14,052,855	14,052,855
Fidelity Securities Lending Cash Central Fund, 1.81% (b)	8,118,519	8,118,519
TOTAL MONEY MARKET FUNDS (Cost $22,171,374)		22,171,374
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $687,214,791)		720,476,672
NET OTHER ASSETS - (1.6)%		(11,442,820)
NET ASSETS - 100%		$ 709,033,852
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $683,803,152 and $529,374,840, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47,793 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $16,429,400. The weighted average interest rate was 1.87%. At period end there were no interfund loans outstanding.

Income Tax Information

At February 28, 2002, the aggregate cost of investment securities for income tax purposes was $690,760,556. Net unrealized appreciation aggregated $29,716,116, of which $56,432,228 related to appreciated investment securities and $26,716,112 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending August 31, 2002 approximately $25,493,000 of losses recognized during the period November 1, 2000 to August 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,791,219) (cost $687,214,791) - See accompanying schedule		$ 720,476,672
Receivable for investments sold		98,428,107
Receivable for fund shares sold		2,830,923
Dividends receivable		717,346
Interest receivable		30,416
Other receivables		616
Total assets		822,484,080
Liabilities
Payable for investments purchased	$ 103,913,319
Payable for fund shares redeemed	934,338
Accrued management fee	340,000
Other payables and accrued expenses	144,052
Collateral on securities loaned, at value	8,118,519
Total liabilities		113,450,228
Net Assets		$ 709,033,852
Net Assets consist of:
Paid in capital		$ 718,009,655
Distributions in excess of net investment income		(355,674)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(41,876,815)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,256,686
Net Assets, for 43,708,248 shares outstanding		$ 709,033,852
Net Asset Value, offering price and redemption price per share ($709,033,852 ÷ 43,708,248 shares)		$ 16.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2002 (Unaudited)
Investment Income Dividends		$ 2,575,619
Interest		380,393
Security lending		14,345
Total income		2,970,357
Expenses
Management fee	$ 1,793,283
Transfer agent fees	740,635
Accounting and security lending fees	101,835
Non-interested trustees' compensation	1,027
Custodian fees and expenses	10,468
Registration fees	72,821
Audit	15,424
Legal	18,591
Interest	4,277
Miscellaneous	3,009
Total expenses before reductions	2,761,370
Expense reductions	(120,584)	2,640,786
Net investment income		329,571
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(15,894,665)
Foreign currency transactions	(989)	(15,895,654)
Change in net unrealized appreciation (depreciation) on:
Investment securities	7,000,723
Assets and liabilities in foreign currencies	(5,195)	6,995,528
Net gain (loss)		(8,900,126)
Net increase (decrease) in net assets resulting from operations		$ (8,570,555)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2002 (Unaudited)	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 329,571	$ 1,061,362
Net realized gain (loss)	(15,895,654)	(16,073,037)
Change in net unrealized appreciation (depreciation)	6,995,528	(28,733,737)
Net increase (decrease) in net assets resulting from operations	(8,570,555)	(43,745,412)
Distributions to shareholders From net investment income	(1,076,823)	(2,393,808)
From net realized gain	-	(119,596,119)
Total distributions	(1,076,823)	(121,989,927)
Share transactions Net proceeds from sales of shares	225,294,099	161,964,243
Reinvestment of distributions	1,039,151	118,096,483
Cost of shares redeemed	(72,410,308)	(87,522,685)
Net increase (decrease) in net assets resulting from share transactions	153,922,942	192,538,041
Redemption fees	25,038	32,833
Total increase (decrease) in net assets	144,300,602	26,835,535
Net Assets
Beginning of period	564,733,250	537,897,715
End of period (including distributions in excess of net investment income and undistributed net investment income of $355,674 and $499,537, respectively)	$ 709,033,852	$ 564,733,250
Other Information Shares
Sold	13,754,017	9,537,865
Issued in reinvestment of distributions	65,781	7,037,837
Redeemed	(4,566,689)	(5,060,905)
Net increase (decrease)	9,253,109	11,514,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2002	Years ended August 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 23.45	$ 22.03	$ 16.06	$ 20.02	$ 14.85
Income from Investment Operations
Net investment income (loss) E	.01	.04	.08	.05	(.05)	(.02)
Net realized and unrealized gain (loss)	(.15)	(1.79)	6.19	6.69	(.13)	6.05
Total from investment operations	(.14)	(1.75)	6.27	6.74	(.18)	6.03
Less Distributions
From net investment income	(.03)	(.10)	(.05)	-	-	-
From net realized gain	-	(5.21)	(4.80)	(.77)	(3.79)	(.86)
Total distributions	(.03)	(5.31)	(4.85)	(.77)	(3.79)	(.86)
Redemption fees added to paid in capital E	.00	.00	.00	.00	.01	.00
Net asset value, end of period	$ 16.22	$ 16.39	$ 23.45	$ 22.03	$ 16.06	$ 20.02
Total ReturnB, C, D	(0.85)%	(7.69)%	36.58%	43.76%	(2.35)%	41.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.89% A	.86%	.86%	.91%	.93%	.98%
Expenses net of voluntary waivers, if any	.89% A	.86%	.86%	.91%	.93%	.98%
Expenses net of all reductions	.85% A	.81%	.77%	.86%	.88%	.91%
Net investment income (loss)	.11% A	.21%	.38%	.23%	(.25)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 709,034	$ 564,733	$ 537,898	$ 413,832	$ 357,683	$ 452,636
Portfolio turnover rate	178% A	170%	380%	265%	281%	429%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former one time sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Export and Multinational Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $380,994 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $117,388 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $459 and $2,737, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Custodian

JPMorgan Chase Bank
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Fidelity Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

EXF-SANN-0402 155860
1.701149.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Maryland
Municipal Income

Fund

Semiannual Report

February 28, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity investors were still in search of solid footing after the first two months of 2002. High profile benchmarks such as the NASDAQ Composite® Index and Standard & Poor's 500SM Index were down year to date, but the blue chips' Dow Jones Industrial AverageSM posted a modest single-digit gain. Meanwhile, municipal bonds and mortgage-backed securities were the early performance leaders among the investment-grade fixed-income markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Spartan MD Municipal Income	1.69%	6.14%	33.24%	64.68%
LB Maryland 4 Plus Year Enhanced Municipal Bond	2.17%	6.74%	34.97%	n/a*
Maryland Municipal Debt Funds Average	1.36%	5.68%	28.95%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 22, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Maryland 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Maryland investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Maryland municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 41 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2002	Past 1 year	Past 5 years	Life of fund
Spartan MD Municipal Income	6.14%	5.91%	5.79%
LB Maryland 4 Plus Year Enhanced Municipal Bond	6.74%	6.18%	n/a*
Maryland Municipal Debt Funds Average	5.68%	5.21%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan Maryland Municipal Income Fund on April 30, 1993, shortly after the fund started. As the chart shows, by February 28, 2002, the value of the investment would have grown to $16,481 - a 64.81% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market-value oriented index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $17,163 - a 71.63% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended February 28,	Years ended August 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.06%	4.85%	4.94%	4.21%	4.69%	4.89%
Capital returns	-0.37%	5.07%	1.59%	-4.36%	3.74%	3.28%
Total returns	1.69%	9.92%	6.53%	-0.15%	8.43%	8.17%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended February 28, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.26¢	21.84¢	45.39¢
Annualized dividend rate	3.97%	4.12%	4.27%
30-day annualized yield	3.19%	-	-
30-day annualized tax-equivalent yield	5.33%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.69 over the past one month, $10.68 over the past six months and $10.63 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.14% combined effective federal and state income tax bracket. The tax-equivalent yield does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Although the municipal bond market registered three months of gains and three months of losses in the six-month period ending February 28, 2002, the positives outweighed the negatives, as the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 1.99% overall during the past six months. Municipal bonds struggled at the outset of the period in September, when the terrorist attacks on the World Trade Center and the Pentagon induced a frantic investor charge to the security of Treasury bonds. After bouncing back in October, munis declined again in November and December. This time, the culprit was renewed enthusiasm for riskier, higher-yielding assets such as equities, which rebounded strongly in the final two months of 2001 on the heels of some promising outlooks concerning the dormant U.S. economy. However, confidence about the real strength of any economic rebound grew shaky in the early stages of 2002, and municipal bonds responded with their best month of the period in January, followed by another strong gain in February as investors sought out tax-free income amid uncertainty in the stock market. Through the first two months of the new year, the Lehman Brothers Municipal Bond Index was up 2.96%, nearly a full percentage point higher than its six-month return.

(Portfolio Manager photograph)
An interview with George Fischer, Portfolio Manager of Spartan Maryland Municipal Income Fund

Q. How did the fund perform, George?

A. For the six-month period ending February 28, 2002, the fund had a total return of 1.69%. To get a sense of how the fund did relative to its competitors, the Maryland municipal debt funds average returned 1.36% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Maryland 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 2.17%. For the 12-month period that ended February 28, 2002, the fund returned 6.14%. During the same one-year period, the Maryland municipal debt funds average returned 5.68% and the Lehman Brothers index returned 6.74%.

Q. What helped the fund outpace its Lipper peer group average during the past six months?

A. It really came down to a pretty straightforward formula of investing in stronger issuers and sectors and generally avoiding, or underweighting, the weaker ones. For example, I remained cautious in my approach to credit quality, keeping the majority of the fund's stake in higher-rated bonds. As of February 28, 2002, nearly 90% of the fund's investments were in investment-grade bonds rated A or higher by Moody's Investors Service or Standard & Poor's®. In addition, about two-thirds of the fund's investments were insured, meaning their principal and interest payments, although not their prices, were guaranteed by a municipal insurer. High-quality and insured bonds outpaced below-investment-grade and uninsured bonds, which came under significant pressure in response to the weak economy and the tragic events of September 11.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Escrowed/pre-refunded bonds made up 19.3% of the fund's net assets at the end of the period. What are these bonds, what made them attractive and how did they perform during the six-month period?

A. Escrowed and pre-refunded bonds are a byproduct of a strategy whereby issuers refinance older, outstanding debt issued when interest rates were higher and then bring to market new debt at lower interest rates. The old bonds become backed by U.S. Treasury securities, which afford the bonds the highest credit rating available in the bond market. This feature was their main attraction given the weak economy and the reason why they performed quite well compared to the overall Maryland municipal market.

Q. What specific holdings performed particularly well? Which were disappointments?

A. Hospital bonds were particularly strong, thanks to improving financial trends in the health care industry overall. In contrast, the fund's holdings in industrial revenue bonds - which are backed by corporations for projects deemed in the public good and made up less than 5% of the fund's net assets at the end of the period - detracted from performance.

Q. Interest rates were quite volatile during the six-month period, reflecting changing expectations about the economy and the direction of rates. What was your strategy for dealing with that volatility?

A. In keeping with Fidelity's approach, I managed the fund so that its interest rate sensitivity was in line with the Maryland market overall. Having too much or too little interest rate sensitivity at the wrong time could have jeopardized returns. Rather than speculate about the direction of interest rates, I emphasized factors over which I have more control, such as security selection.

Q. What's ahead for the Maryland municipal market?

A. At the end of the period, the municipal bond market was priced such that investors seemingly expected an economic rebound and higher interest rates. Whether that turns out to be the case remains uncertain, as does the strength of any potential rebound. A sharp economic upturn could mean that interest rates move higher and bond prices move lower, although continued weakness could translate into more stable rates and bond prices.

Q. Given that outlook, what are your plans for the fund?

A. A key factor I'll be watching is credit quality. Municipal issuers in Maryland join their many counterparts across the rest of the country in having to wrestle with the effects of a slowing economy, rising costs and reduced tax receipts. As a result, I plan to remain very cautious, with a continued emphasis on high-quality bonds.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income exempt from federal and Maryland state and county income taxes

Fund number: 429

Trading symbol: SMDMX

Start date: April 22, 1993

Size: as of February 28, 2002, more than $85 million

Manager: George Fischer, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1989

3

George Fischer on Maryland's credit quality:

"The weak economy, stock market sell-off and events of September 11 have put a strain on some Maryland municipal bond issuers, particularly the state. The state recently reduced its fiscal 2002 revenue estimates in response to declining corporate personal income and other tax collections, and its current forecast calls for a significant operating deficit for 2002 and 2003. To help offset declining revenues, the governor has proposed a number of cost-cutting and containment measures, as well as drawing down reserves and reducing general fund appropriations to help balance the budget. Despite lower revenue estimates and projected operating deficits, Moody's Investors Service, one of the main municipal bond credit rating agencies, recently reaffirmed the Aaa-rating for the state's general obligation debt. Moody's noted that, while recent developments will test the state's financial management abilities, the state's strong reserves - among other factors - will help it reduce deficits."

  At the end of the period, the fund had 10.4% of net assets in bonds issued by Puerto Rico. As a territory of the United States, Puerto Rico can issue bonds that are free from taxes in all 50 states. When the supply of Maryland municipals is limited or their prices look expensive, the manager occasionally invests in Puerto Rico bonds.

Semiannual Report

Investment Changes

Top Five Sectors as of February 28, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.0	33.1
Escrowed/Pre-Refunded	19.3	17.6
Health Care	12.8	10.1
Education	7.6	6.2
Special Tax	7.2	8.1
Average Years to Maturity as of February 28, 2002
		6 months ago
Years	14.3	14.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2002
6 months ago
Years	6.5	6.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)

As of February 28, 2002 As of August 31, 2001

Aaa 62.0%	Aaa 63.5%
Aa, A 27.9%	Aa, A 29.2%
Baa 4.7%	Baa 4.0%
Not Rated 1.7%	Not Rated 1.9%
Short-term Investments 3.7%	Short-term Investments 1.4%

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Investments February 28, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.6%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Maryland - 82.2%
Anne Arundel County (Consolidated Wtr. & Swr. Proj.) 7% 8/1/04	Aa2	$ 550,000	$ 610,962
Baltimore County Metro. District (Spl. Assessment Proj.) 63rd Issue, 6.125% 7/1/07 (Pre-Refunded to 7/1/02 @ 102) (f)	Aaa	850,000	880,192
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A:
0% 10/15/06 (FGIC Insured)	Aaa	2,000,000	1,670,940
5.5% 10/15/11 (FGIC Insured)	Aaa	1,000,000	1,091,710
5.5% 10/15/14 (FGIC Insured) (Pre-Refunded to 4/15/08 @ 101) (f)	Aaa	500,000	558,615
5.625% 10/15/13 (FGIC Insured) (Pre-Refunded to 10/15/06 @ 102) (f)	Aaa	1,460,000	1,651,333
7% 10/15/09 (MBIA Insured)	Aaa	1,000,000	1,207,010
Baltimore Gen. Oblig. Proj. Rev. (Wtr. Proj.) Series A, 5% 7/1/24 (FGIC Insured)	Aaa	1,100,000	1,114,872
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	Aa3	2,000,000	2,074,180
Frederick County Gen. Oblig. 5.75% 7/1/16 (Pre-Refunded to 7/1/02 @ 102) (f)	Aa2	1,000,000	1,034,320
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A, 5.25% 8/15/14	Aaa	3,000,000	3,227,339
Maryland Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev.:
(Residential Proj.) Series B, 5.05% 9/1/19 (e)	Aa2	655,000	659,009
(Single Family Mtg. Prog.) Series 7, 7.25% 4/1/19 (e)	Aa2	500,000	517,610
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series, 5.5% 2/1/06	Aaa	1,000,000	1,041,800
Second Series:
5% 7/15/11	Aaa	1,500,000	1,595,835
5% 8/1/12	Aaa	1,000,000	1,051,270
5.25% 7/15/12	Aaa	2,000,000	2,143,980
5.25% 7/15/13	Aaa	1,500,000	1,599,285
Series 1997 2, 5% 8/1/10	Aaa	1,000,000	1,061,990
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	Aaa	2,000,000	2,002,060
(Charity Oblig. Group Proj.) Series D, 4.6% 11/1/26 (Pre-Refunded to 11/1/03 @ 100) (f)	Aaa	930,000	972,575
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (f)	-	$ 1,000,000	$ 1,119,720
5.75% 7/1/13 (AMBAC Insured) (Escrowed to Maturity) (f)	Aaa	145,000	161,730
5.75% 7/1/13 (Escrowed to Maturity) (f)	-	240,000	267,691
(Helix Health Proj.) 5% 7/1/17 (AMBAC Insured) (Escrowed to Maturity) (f)	Aaa	1,000,000	1,031,190
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (f)	Aaa	1,000,000	1,059,040
(Johns Hopkins Hosp. Issue Proj.) 5% 5/15/34	A1	1,500,000	1,460,940
(Johns Hopkins Univ. Issue Proj.):
Series A, 5% 7/1/41	Aa2	3,000,000	2,920,470
5.125% 7/1/20	Aa2	500,000	506,955
6% 7/1/10	Aa2	500,000	571,825
6% 7/1/39 (Pre-Refunded to 7/1/09 @ 101) (f)	Aa2	1,000,000	1,153,240
(Loyola College Issue Proj.) 5% 10/1/39	A2	2,000,000	1,947,800
(North Arundel Hosp. Proj.) 6.5% 7/1/31	Baa1	1,320,000	1,396,032
(Univ. of Maryland Med. Sys. Proj.):
5.25% 7/1/34	Baa1	1,000,000	964,230
6.75% 7/1/30	Baa1	500,000	538,305
Maryland Indl. Dev. Fing. Auth. Econ. Dev. Rev. (Holy Cross Health Sys. Corp. Proj.) 5.5% 12/1/15	Aa3	1,150,000	1,178,739
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	Aa3	1,100,000	1,177,616
5.25% 12/15/15	Aa3	320,000	337,616
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	Aa3	1,000,000	1,117,850
Maryland Trans. Auth. Rev. (Trans. Facilities Projs.):
0% 7/1/04 (FGIC Insured) (c)	Aaa	2,500,000	2,363,625
5.8% 7/1/06	A1	500,000	553,140
6.8% 7/1/16 (Escrowed to Maturity) (f)	Aaa	1,015,000	1,212,803
Montgomery County Econ. Dev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	Aa3	2,300,000	2,310,718
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Maryland - continued
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A:
5.375% 5/1/05	Aaa	$ 1,000,000	$ 1,081,930
5.375% 5/1/12 (Pre-Refunded to 5/1/07 @ 102) (f)	Aaa	1,000,000	1,114,990
5.6% 7/1/04	Aaa	1,000,000	1,077,710
5.625% 10/1/06	Aaa	1,000,000	1,091,120
Series A, 6.3% 4/1/04	Aaa	500,000	541,615
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series A, 6.6% 7/1/14	Aa2	840,000	879,682
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev.:
(Baltimore Resco Retrofit Proj.) 4.75% 1/1/12 (e)	BBB	1,000,000	950,580
(Southwest Resource Recovery Facilities Proj.) 7.2% 1/1/05 (MBIA Insured)	Aaa	1,235,000	1,355,227
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. (Montgomery County Resource Recovery Proj.) Series A:
5.9% 7/1/05 (e)	A2	760,000	825,900
6% 7/1/07 (e)	A2	500,000	549,620
Prince Georges County Ctfs. of Prtn.:
(Equip. Acquisition Prog.) 4.5% 6/15/05 (MBIA Insured)	Aaa	1,065,000	1,120,944
Series A, 0% 6/30/11 (MBIA Insured)	Aaa	2,400,000	1,604,088
Prince Georges County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) 6.25% 1/1/03 (MBIA Insured)	Aaa	1,000,000	1,038,220
5.5% 3/15/16 (MBIA Insured)	Aaa	465,000	487,181
5.5% 3/15/16 (MBIA Insured) (Pre-Refunded to 3/15/06 @ 101) (f)	Aaa	535,000	590,774
Prince Georges County Hsg. Auth. Rev. Series A, 6.5% 12/1/15 (e)	AAA	310,000	322,970
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 5.6% 4/1/16	Aa3	500,000	527,425
Washington D.C. Metro. Area Trans. Auth. Gross Rev. 6% 7/1/10 (FGIC Insured)	Aaa	1,570,000	1,806,348
			70,084,486
Puerto Rico - 10.4%
Puerto Rico Commonwealth Gen. Oblig. 5.5% 7/1/11 (FGIC Insured) (b)	Aaa	1,000,000	1,123,570
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	1,000,000	1,051,470
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series A, 4.75% 7/1/38 (MBIA Insured)	Aaa	$ 1,000,000	$ 950,580
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (f)	Aaa	3,050,000	3,208,387
Series A, 5.5% 10/1/32 (Escrowed to Maturity) (f)	Aaa	500,000	528,325
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	Aaa	2,000,000	2,031,260
			8,893,592
TOTAL MUNICIPAL BONDS (Cost $75,173,169)			78,978,078
Municipal Notes - 3.5%

Maryland - 3.5%
Maryland Energy Fing. Administration (Cimenteries CBR SA Proj.) Series 2000, 1.4%, LOC Deutsche Bank AG, VRDN (d)(e)	1,100,000	1,100,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Pooled Ln. Prog.) Series D, 1.15%, LOC Bank of America NA, VRDN (d)	1,900,000	1,900,000
TOTAL MUNICIPAL NOTES (Cost $3,000,000)		3,000,000
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $78,173,169)		81,978,078
NET OTHER ASSETS - 3.9%		3,292,972
NET ASSETS - 100%		$ 85,271,050
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
10 Municipal Bond Index Contracts	March 2002	$ 1,051,563	$ 29,003

The face value of futures purchased as a percentage of net assets - 1.2%
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $70,909.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	89.6%	AAA, AA, A	83.8%
Baa	3.5%	BBB	1.2%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.7%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	30.0%
Escrowed/Pre-Refunded	19.3
Health Care	12.8
Education	7.6
Special Tax	7.2
Others* (individually less than 5%)	23.1
100.0%
*Includes net other assets.
Purchases and sales of securities, other than short-term securities, aggregated $9,447,545 and $1,188,341, respectively.
Income Tax Information

At February 28, 2002, the aggregate cost of investment securities for income tax purposes was $78,160,363. Net unrealized appreciation aggregated $3,817,715, of which $3,870,705 related to appreciated investment securities and $52,990 related to depreciated investment securities.

At August 31, 2001, the fund had a capital loss carryforward of approximately $1,193,000 of which $924,000, $18,000 and $251,000 will expire on August 31, 2004, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $78,173,169) - See accompanying schedule		$ 81,978,078
Cash		3,496,279
Receivable for fund shares sold		93,018
Interest receivable		857,466
Other receivables		11,305
Total assets		86,436,146
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,063,180
Distributions payable	60,829
Accrued management fee	38,219
Payable for daily variation on futures contracts	2,813
Other payables and accrued expenses	55
Total liabilities		1,165,096
Net Assets		$ 85,271,050
Net Assets consist of:
Paid in capital		$ 82,671,930
Undistributed net investment income		2,477
Accumulated undistributed net realized gain (loss) on investments		(1,237,269)
Net unrealized appreciation (depreciation) on investments		3,833,912
Net Assets, for 7,945,154 shares outstanding		$ 85,271,050
Net Asset Value, offering price and redemption price per share ($85,271,050 ÷ 7,945,154 shares)		$ 10.73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2002 (Unaudited)
Investment Income
Interest		$ 1,832,041
Expenses
Management fee	$ 222,603
Non-interested trustees' compensation	136
Total expenses before reductions	222,739
Expense reductions	(38,365)	184,374
Net investment income		1,647,667
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12
Futures contracts	(42,777)	(42,765)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(268,103)
Futures contracts	29,003	(239,100)
Net gain (loss)		(281,865)
Net increase (decrease) in net assets resulting from operations		$ 1,365,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2002 (Unaudited)	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,647,667	$ 2,778,550
Net realized gain (loss)	(42,765)	(10,961)
Change in net unrealized appreciation (depreciation)	(239,100)	3,199,138
Net increase (decrease) in net assets resulting from operations	1,365,802	5,966,727
Distributions to shareholders from net investment income	(1,650,314)	(2,790,784)
Share transactions Net proceeds from sales of shares	15,987,421	27,709,618
Reinvestment of distributions	1,248,890	2,044,880
Cost of shares redeemed	(7,936,809)	(11,271,592)
Net increase (decrease) in net assets resulting from share transactions	9,299,502	18,482,906
Redemption fees	348	1,429
Total increase (decrease) in net assets	9,015,338	21,660,278
Net Assets
Beginning of period	76,255,712	54,595,434
End of period (including undistributed net investment income of $2,477 and $5,124, respectively)	$ 85,271,050	$ 76,255,712
Other Information Shares
Sold	1,492,556	2,632,649
Issued in reinvestment of distributions	117,067	195,070
Redeemed	(744,416)	(1,074,063)
Net increase (decrease)	865,207	1,753,656

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2002	Years ended August 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.770	$ 10.250	$ 10.090	$ 10.550	$ 10.170	$ 9.850
Income from Investment Operations Net investment income	.218 D	.470 D	.474 D	.451	.461	.466
Net realized and unrealized gain (loss)	(.040)	.523	.161	(.461)	.380	.323
Total from investment operations	.178	.993	.635	(.010)	.841	.789
Less Distributions
From net investment income	(.218)	(.473)	(.476)	(.451)	(.461)	(.466)
In excess of net realized gain	-	-	-	-	-	(.003)
Total distributions	(.218)	(.473)	(.476)	(.451)	(.461)	(.469)
Redemption fees added to paid in capital	.000 D	.000 D	.001 D	.001	.000	.000
Net asset value, end of period	$ 10.730	$ 10.770	$ 10.250	$ 10.090	$ 10.550	$ 10.170
Total Return B, C	1.69%	9.92%	6.53%	(0.15)%	8.43%	8.17%
Ratios to Average Net Assets E
Expenses before expense reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.46% A	.40%	.45%	.49%	.53%	.54%
Net investment income	4.11% A	4.48%	4.76%	4.34%	4.44%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,271	$ 76,256	$ 54,595	$ 48,626	$ 43,833	$ 40,231
Portfolio turnover rate	3% A	11%	27%	12%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan Maryland Municipal Income Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may be affected by economic and political developments in the state of Maryland. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, capital loss carryforwards and losses deferred due to excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $9,602 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on September 1, 2001.

The effect of this change during the period, was to increase net investment income by $3,205; and decrease net unrealized appreciation/depreciation by $3,205. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .55% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $38,365.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

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Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

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Irvine, CA

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Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

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Palm Desert, CA

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Sacramento, CA

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San Diego, CA

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San Francisco, CA

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Walnut Creek, CA

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Colorado

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Connecticut

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New Haven, CT

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Longwood, FL

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Naples, FL

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8065 Beneva Road
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Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
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1700 East Golf Road
Schaumburg, IL

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Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
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Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal Bond Funds

Arizona Municipal Money Market

Spartan(automated graphic)    California Municipal Income

Spartan Connecticut Municipal Income

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Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

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Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Pennsylvania Municipal Money Market

Spartan Short-Intermediate
Municipal Income

Spartan Tax-Free Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SMD-SANN-0402 155586
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